Cover	Aug. 05, 2021
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 05, 2021
Entity Registrant Name	PAE INCORPORATED
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38643
Entity Tax Identification Number	82-3173473
Entity Address, Address Line One	7799 Leesburg Pike
Entity Address, Address Line Two	Suite 300 North
Entity Address, City or Town	Falls Church
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22043
City Area Code	703
Local Phone Number	717-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001720821
Document Information [Line Items]
Document Period End Date	Aug. 05, 2021
Class A Common Stock, $0.0001 par value
Entity Information [Line Items]
Title of 12(b) Security	Class A Common Stock, $0.0001 par value
Trading Symbol	PAE
Security Exchange Name	NASDAQ
Warrants
Entity Information [Line Items]
Title of 12(b) Security	Warrants
Trading Symbol	PAEWW
Security Exchange Name	NASDAQ